Summary Prospectus Supplement dated May 2, 2011
The purpose of this supplement is to provide you with changes to the current Summary Prospectuses for Class A, B, C, R, Y and Institutional Class Shares of the Fund listed below:
Invesco Basic Value Fund
At a meeting held on April 14, 2011, Target Fund shareholders approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Target Fund listed below would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders:

TARGET FUND	ACQUIRING FUND
Invesco Basic Value Fund, a series portfolio of AIM Growth Series	Invesco Van Kampen Value Opportunities Fund, a series portfolio of
(Invesco Growth Series)	AIM Sector Funds (Invesco Sector Funds)
The reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.
In anticipation of closing, the Target Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011. All shareholders who have invested in the Target Fund prior to May 9, 2011 and remain invested in the Fund may continue to make additional investments. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

1

Summary Prospectus	May 02, 2011

Invesco Basic Value Fund

Class: A (GTVLX), B (GTVBX), C (GTVCX), R (GTVRX), Y (GTVYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/us. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 2, 2011, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.44	0.44	0.44	0.44	0.44

Total Annual Fund Operating Expenses	1.34	2.09	2.09	1.59	1.09

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$679	$951	$1,244	$2,074

Class B	712	955	1,324	2,229

Class C	312	655	1,124	2,421

Class R	162	502	866	1,889

Class Y	111	347	601	1,329

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$679	$951	$1,244	$2,074

Class B	212	655	1,124	2,229

Class C	212	655	1,124	2,421

Class R	162	502	866	1,889

Class Y	111	347	601	1,329

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Fund may invest in companies of any size.

1        Invesco Basic Value Fund

BVA-SUMPRO-1

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Class A Shares year-to-date (ended March 31, 2011): 5.51%
Best Quarter (ended June 30, 2009): 30.13%
Worst Quarter (ended December 31, 2008): (30.57)%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Class A: Inception (10/18/95)
Return Before Taxes	1.01%	-3.35%	0.16%
Return After Taxes on Distributions	1.01	-4.36	-0.37
Return After Taxes on Distributions and Sale of Fund Shares	0.65	-2.81	0.14

Class B: Inception (10/18/95)	1.11	-3.24	0.17

Class C: Inception (05/03/99)	5.17	-2.97	0.02

Class R1: Inception (06/03/02)	6.67	-2.48	0.52

Class Y2: Inception (10/03/08)	7.24	-2.13	0.79

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08	2.29	1.42

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51	1.28	3.26

Lipper Large-Cap Value Funds Index	13.02	1.52	1.89

1	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
2	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Jason Leder	Portfolio Manager (lead)	2010

Devin Armstrong	Portfolio Manager	2010

Kevin Holt	Portfolio Manager	2010

Yoginder Kak	Portfolio Manager	2011

Matthew Seinsheimer	Portfolio Manager	2000

James Warwick	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are no longer permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	$50	$50

IRAs, Roth IRAs and Coverdell ESAs	$250	$25

2        Invesco Basic Value Fund

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

All other accounts	$1,000	$50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Basic Value Fund

invesco.com/us  BVA-SUMPRO-1

Summary Prospectus	May 02, 2011

Invesco Basic Value Fund

Institutional Class: (GTVVX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/us. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 2, 2011, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.65%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.17

Total Annual Fund Operating Expenses	0.82

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$84	$262	$455	$1,014

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Fund may invest in companies of any size.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.

1        Invesco Basic Value Fund

BVA-SUMPRO-2

Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Institutional Class Shares year-to-date (ended March 31, 2011): 5.63%
Best Quarter (ended June 30, 2009): 30.46%
Worst Quarter (ended December 31, 2008): (30.50)%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	Since
	Year	Years	Inception

Institutional Class: Inception (03/15/02)
Return Before Taxes	7.45%	-1.78%	0.86%
Return After Taxes on Distributions	7.44	-2.86	0.23
Return After Taxes on Distributions and Sale of Fund Shares	4.87	-1.52	0.72

S&P 500® Index (reflects no deduction for fees, expenses or taxes): Inception (02/28/02)	15.08	2.29	3.47

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes): Inception (02/28/02)	15.51	1.28	4.45

Lipper Large-Cap Value Funds Index: Inception (02/28/02)	13.02	1.52	3.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Jason Leder	Portfolio Manager (lead)	2010

Devin Armstrong	Portfolio Manager	2010

Kevin Holt	Portfolio Manager	2010

Yoginder Kak	Portfolio Manager	2011

Matthew Seinsheimer	Portfolio Manager	2000

James Warwick	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  BVA-SUMPRO-2